Financial Instruments and Risk Management - Financial Derivatives Marked-To-Market (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Realized financial derivatives loss (gain)	$ 184,241	$ (47,836)
Unrealized financial derivatives loss	103,631	18,500
Financial derivatives loss (gain)	$ 287,872	$ (29,336)